Taxation - Additional Information (Detail)	12 Months Ended							12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Federal tax USD ($)	Dec. 31, 2013 State income tax USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Minimum Scenario 1	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Scenario 2	Dec. 31, 2012 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2011 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2010 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2009 Subsidiaries and VIE subsidiaries in PRC	Dec. 31, 2008 Subsidiaries and VIE subsidiaries in PRC	Oct. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")	Nov. 30, 2008 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")	Dec. 31, 2013 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2012 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2011 Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT") USD ($)	Dec. 31, 2013 United states
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%							25.00%	24.00%	22.00%	20.00%	18.00%						34.00%
Preferential enterprise income tax rate for three years			15.00%	15.00%													15.00%	15.00%
Tax savings from reduced tax rate																			$ 0	$ 0	$ 0
State income tax rate																						8.84%
Increase in valuation allowance	22,200,000	134,400,000		135,200,000
Net operating loss carry forwards		1,088,500,000				88,700,000	89,200,000
Net operating loss carry forwards expiring In 2014		126,300,000
Net operating loss carry forwards expiring In 2015		230,600,000
Net operating loss carry forwards expiring In 2016		197,900,000
Net operating loss carry forwards expiring In 2017		318,600,000
Net operating loss carry forwards expiring In 2018		215,100,000
Net operating loss carry forwards, expiration year								2026		2016
Tax credit available to offset future taxes payable						100,000	100,000
Foreign tax credit available to offset future taxes payable						2,500,000
Tax credit available to offset future taxes payable, expiration date						2016
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%	10.00%							5.00%		10.00%
Percentage of beneficial interest owned									25.00%		25.00%
Withholding income taxes for undistributed profits	0		0		0
Income tax, statute of limitation								3 years		5 years
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance		100,000
Income tax, statute of limitation under special circumstance	10 years	10 years